Segment Information - Schedule of segment reporting information by segment (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) segment	Dec. 31, 2019 CNY (¥) segment	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Segment Reporting Information [Line Items]
Number of reportable segments | segment	2	2
Net revenues
Total net revenues	$ 187,435	¥ 1,304,883	¥ 731,598	¥ 455,746
Cost of revenues
Total cost of revenues	$ 134,198	¥ 934,261	¥ 515,133	¥ 293,807
Gross margin
Total gross margin	28.00%	28.00%	30.00%	36.00%
Learning services and products [Member]
Net revenues
Total net revenues		¥ 851,870	¥ 428,716	¥ 149,915
Cost of revenues
Total cost of revenues		¥ 620,669	¥ 335,127	¥ 139,600
Gross margin
Total gross margin	27.00%	27.00%	22.00%	7.00%
Online marketing services [Member]
Net revenues
Total net revenues	$ 65,071	¥ 453,013	¥ 302,882	¥ 305,831
Cost of revenues
Total cost of revenues	$ 45,045	¥ 313,592	¥ 180,006	¥ 154,207
Gross margin
Total gross margin	31.00%	31.00%	41.00%	50.00%